Retirement plans - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Defined contribution pension plans	$ 8.7	$ 8.1